Cover	Dec. 20, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends and supplements Items 9.01(a) and 9.01(b) of the Current Report on Form 8-K filed by Planet Green Holdings Corp. (the “Company”) on December 20, 2021 (the “Initial Form 8-K”) to include (i) unaudited condensed financial statements for the quarterly period ended September 30, 2021 and fiscal year ended December 31, 2020 of Shandong Yunchu Supply Chain Co. Ltd (“Yunchu”), acquired by the Company on December 20, 2021 (ii) audited financial statements for the years ended December 31, 2020 and 2019 of Yunchu, and (iii) unaudited consolidated pro forma financial statements reflecting ownership of Yunchu as of and for the period ended September 30, 2021, which were permitted pursuant to Item 9 of Form 8-K to be excluded from the Initial Form 8-K and filed by amendment to the Initial Form 8-K no later than 71 days after the date the Initial Form 8-K was required to be filed.
Document Period End Date	Dec. 20, 2021
Entity File Number	001-34449
Entity Registrant Name	PLANET GREEN HOLDINGS CORP.
Entity Central Index Key	0001117057
Entity Tax Identification Number	87-0430320
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	36-10 Union St. 2nd Floor
Entity Address, City or Town	Flushing
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11345
City Area Code	718
Local Phone Number	799-0380
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PLAG
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false